Share-based compensation - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 30, 2021	May 31, 2021	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2018 Equity Incentive Plan | Common Class A
Share-based compensation
Share-Based Compensation Arrangement By Share-Based Payment Award Cumulative Annual Increase Percentage			15.00%
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum			3.00%
Number of additional shares authorized for issuance under share-based payment arrangement	63,774,885	94,927,065
Employee Stock Option
Share-based compensation
Weighted-average period for recognization of unrecognized compensation expense related to share options				2 months
Unrecognized compensation expense related to share options				$ 229
Restricted Share Units
Share-based compensation
Restricted share units granted				494,060,175	102,323,925	62,410,200
Unrecognized compensation expense				$ 55,074
Weighted-average period for recognization of unrecognized compensation expense related to share options				43 months
Fair value of vested shares				$ 16,415	$ 30,812	$ 35,475
Fair value of unvested shares				$ 69,958
Restricted Share Units | Amended 2018 Plan
Share-based compensation
Restricted share units granted				494,060,175
Requisite service period				5 years